First Trust Multi-Manager Large Growth ETF (MMLG)
Portfolio of Investments
May 31, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 94.9%
	Aerospace & Defense — 4.1%
1,556	Axon Enterprise, Inc. (a)	$698,208
3,536	Carpenter Technology Corp.	1,658,313
1,458	FTAI Aviation Ltd.	379,576
2,444	General Electric Co.	791,269
948	L3Harris Technologies, Inc.	298,791
		3,826,157
	Automobiles — 1.2%
2,651	Tesla, Inc. (a)	1,155,279
	Banks — 1.4%
78,019	NU Holdings Ltd., Class A (a)	1,024,390
3,452	Wells Fargo & Co.	267,668
		1,292,058
	Biotechnology — 1.1%
1,020	Natera, Inc. (a)	227,838
13,877	Ultragenyx Pharmaceutical, Inc. (a)	332,215
1,071	Vertex Pharmaceuticals, Inc. (a)	479,315
		1,039,368
	Broadline Retail — 5.5%
15,942	Amazon.com, Inc. (a)	4,314,543
9,494	Sea Ltd., ADR (a)	859,492
		5,174,035
	Capital Markets — 1.9%
2,523	Interactive Brokers Group, Inc., Class A	219,425
6,547	Intercontinental Exchange, Inc.	967,974
2,645	KKR & Co., Inc.	253,761
3,309	Nasdaq, Inc.	306,149
		1,747,309
	Chemicals — 0.5%
1,606	Sherwin-Williams (The) Co.	487,967
	Communications Equipment — 0.7%
4,167	Arista Networks, Inc. (a)	664,511
	Construction & Engineering — 1.7%
2,203	Quanta Services, Inc.	1,567,941
	Consumer Finance — 0.2%
676	American Express Co.	213,934
	Consumer Staples Distribution & Retail — 0.8%
4,307	BJ’s Wholesale Club Holdings, Inc. (a)	367,301
3,605	Walmart, Inc.	417,279
		784,580
	Electrical Equipment — 0.5%
433	GE Vernova, Inc.	419,283
Shares	Description	Value

	Electronic Equipment, Instruments & Components — 0.9%
4,250	Amphenol Corp., Class A	$632,230
683	Coherent Corp. (a)	246,884
		879,114
	Entertainment — 4.2%
4,133	Liberty Media Corp.-Liberty Formula One, Class C (a)	375,235
16,961	Netflix, Inc. (a)	1,458,985
4,143	Spotify Technology S.A. (a)	2,061,889
		3,896,109
	Financial Services — 4.5%
21,227	Block, Inc. (a)	1,607,308
2,242	Mastercard, Inc., Class A	1,107,503
13,690	Rocket Cos., Inc., Class A (a)	198,642
3,847	Visa, Inc., Class A	1,255,507
		4,168,960
	Health Care Equipment & Supplies — 0.5%
4,233	Dexcom, Inc. (a)	312,141
456	Intuitive Surgical, Inc. (a)	193,636
		505,777
	Health Care Technology — 0.2%
1,268	Veeva Systems, Inc., Class A (a)	221,063
	Hotels, Restaurants & Leisure — 2.2%
7,553	DoorDash, Inc., Class A (a)	1,203,117
1,509	Hilton Worldwide Holdings, Inc.	494,439
1,404	Royal Caribbean Cruises Ltd.	399,621
		2,097,177
	Interactive Media & Services — 10.3%
14,058	Alphabet, Inc., Class A	5,346,820
6,847	Meta Platforms, Inc., Class A	4,330,796
		9,677,616
	IT Services — 3.7%
5,470	Cloudflare, Inc., Class A (a)	1,322,755
16,251	Shopify, Inc., Class A (a)	1,929,156
898	Snowflake, Inc. (a)	229,484
		3,481,395
	Machinery — 0.3%
372	Cummins, Inc.	240,546
	Media — 0.4%
2,670	EchoStar Corp., Class A (a)	344,937
	Oil, Gas & Consumable Fuels — 0.1%
449	Diamondback Energy, Inc.	85,975

First Trust Multi-Manager Large Growth ETF (MMLG)
Portfolio of Investments (Continued)
May 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Pharmaceuticals — 1.9%
1,645	Eli Lilly & Co.	$1,817,725
	Semiconductors & Semiconductor Equipment — 23.3%
2,102	Advanced Micro Devices, Inc. (a)	1,084,842
822	Analog Devices, Inc.	340,185
8,880	Broadcom, Inc.	3,967,318
461	KLA Corp.	885,908
4,161	Lam Research Corp.	1,323,947
682	Micron Technology, Inc.	662,222
52,762	NVIDIA Corp.	11,140,169
5,745	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	2,403,995
		21,808,586
	Software — 11.8%
2,151	AppLovin Corp., Class A (a)	1,318,757
974	Cadence Design Systems, Inc. (a)	365,182
4,243	Datadog, Inc., Class A (a)	1,049,506
683	Intuit, Inc.	226,435
10,067	Microsoft Corp.	4,532,566
3,537	Oracle Corp.	798,584
4,072	Palantir Technologies, Inc., Class A (a)	637,431
2,624	Palo Alto Networks, Inc. (a)	739,154
1,770	PTC, Inc. (a)	245,552
24,399	Samsara, Inc., Class A (a)	853,721
511	Synopsys, Inc. (a)	243,042
		11,009,930
	Specialty Retail — 3.1%
24,225	Carvana Co. (a)	1,768,425
2,015	Lowe’s Cos., Inc.	431,935
4,745	O’Reilly Automotive, Inc. (a)	412,246
3,919	Wayfair, Inc., Class A (a)	283,187
		2,895,793
	Technology Hardware, Storage & Peripherals — 7.6%
13,016	Apple, Inc.	4,061,773
84	Sandisk Corp. (a)	142,378
3,250	Seagate Technology Holdings PLC	2,859,350
		7,063,501
	Trading Companies & Distributors — 0.3%
1,269	Ferguson Enterprises, Inc.	286,756
	Total Common Stocks	88,853,382
	(Cost $62,294,051)
Shares	Description	Value
MONEY MARKET FUNDS — 5.1%
4,757,412	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.49% (b)	$4,757,412
	(Cost $4,757,412)

	Total Investments — 100.0%	93,610,794
	(Cost $67,051,463)
	Net Other Assets and Liabilities — (0.0)%	(31,059)
	Net Assets — 100.0%	$93,579,735

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of May 31, 2026.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust Multi-Manager Large Growth ETF (MMLG)
Portfolio of Investments (Continued)
May 31, 2026 (Unaudited)
A summary of the inputs used to value the Fund’s investments as of May 31, 2026 is as follows:

	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$88,853,382	$88,853,382	$—	$—
Money Market Funds	4,757,412	4,757,412	—	—
Total Investments	$93,610,794	$93,610,794	$—	$—

*	See Portfolio of Investments for industry breakout.